Pax World Funds Series Trust I

Supplement Dated October 19, 2015
to the
Prospectuses
Dated May 1, 2015

Effective October 26, 2015, the Prospectus and Statement of Additional Information for the Pax World High Yield Bond Fund are amended, as follows:

Prospectus

The section entitled Portfolio Managers is replaced in its entirety with the following:

The following provides additional information about the individual portfolio managers who have primary responsibility for managing the High Yield Bond Fund's investments.

Portfolio Manager	Since	Title
Peter Schwab	2015	Portfolio Manager
Kent Siefers	2009	Portfolio Manager (Analyst prior to 2015)

The first full paragraph is replaced in its entirety with the following:

Peter Schwab is Portfolio Manager of the Pax World High Yield Bond Fund. Mr. Schwab joined Pax World in 2015. Prior to joining Pax World, Peter was a Managing Director on the High Yield Bond and Loan Team at Goldman Sachs Asset Management. Peter joined Goldman Sachs Asset Management as a Senior Sector Analyst in 2000 and was promoted to Director of High Yield Research in 2010. Prior to joining Goldman Sachs Asset Management, Peter was an Investment Associate in the High Yield Group at Putnam Investments and a member of the High Yield Research Group at Donaldson, Lufkin and Jenrette. Peter has a Bachelor of Arts in History and Economics from Union College and a Master of Business Administration in Finance from Columbia Business School. He is a CFA charter holder, a member of the New York Society of Security Analysts and holds the Series 7 and 63 registrations.

Statement of Additional Information

The table entitled Portfolio Managers under Other Accounts Managed is replaced with the following:

Portfolio Manager	Other Pooled Vehicles AUM ($ million)	Other Accounts AUM $ (million)	Number of Other Registered Investment Companies Managed	Assets of Other Registered Investment Companies AUM $ (million)
Christopher H. Brown	$0	$2.6	4	$65.4
Anthony Trzcinka	$0	$29.5	0	$0
Peter Schwab	$0	$0	0	$0
Scott LaBreche	$0	$0	0	$0
Heather Smith	$0	$0	0	$0
Julie Gorte	$0	$0	0	$0
Nathan Moser	$0	$0	4	$65.4
Greg Hasevlat	$0	$0	0	$0
Kent Siefers	$0	$86.3	0	$0

The section entitled Ownership of Securities is replaced in its entirety with the following:

As of December 31, 2014 (i) the dollar value of shares of the Balanced Fund owned beneficially by Christopher H. Brown was $100,001-$500,000; by Anthony Trzcinka was $50,001-$100,000; and by Nathan Moser was $10,001-$50,000, (ii) the dollar value of shares of the Growth Fund owned beneficially by Anthony Trzcinka was $100,001-$500,000, (iii) the dollar value of shares of the Small Cap Fund owned beneficially by Nathan Moser was $50,001-$100,000, (iv) the dollar value of shares of the High Yield Bond Fund owned beneficially by Peter Schwab was $0; and by Kent Siefers was $0 (v) the dollar value of shares of the Global Environmental Markets Fund owned beneficially by Bruce Jenkyn-Jones was $0; and by Hubert Aarts was $0 (vi) the dollar value of shares of the International Index Fund owned beneficially by Christopher H. Brown was $10,001-$50,000; by Scott LaBreche was $1-$10,000; and by Greg Hasevlat was $0, (vii) the dollar value of shares of the Global Women's Index Fund owned beneficially by Julie Gorte was $0; by Scott LaBreche was $1-$10,000; and by Heather Smith was $0.

Effective October 26, 2015, the Prospectus and Statement of Additional Information for the ESG Managers Portfolios are amended, as follows:

Prospectus

The table in the section entitled Portfolio Managers is replaced in its entirety with the following, in each instance:

Pages 20, 29 and 38

	Since	Title
Shannon Zimmerman, Ph.D.	2014	Senior Investment Consultant for Morningstar Investment Management
Peter DiTeresa	2009	Director of Manager Selection for Morningstar Investment Management
Christopher H. Brown	2009	Chief Investment Strategist for the Adviser
Peter Schwab, CFA	2015	Portfolio Manager for the Adviser
Nathan Moser, CFA	2009	Portfolio Manager for the Adviser

The third paragraph is replaced in its entirety with the following:

Peter Schwab is Portfolio Manager of the Pax World High Yield Bond Fund. Mr. Schwab joined Pax World in 2015. Prior to joining Pax World, Peter was a Managing Director on the High Yield Bond and Loan Team at Goldman Sachs Asset Management. Peter joined Goldman Sachs Asset Management as a Senior Sector Analyst in 2000 and was promoted to Director of High Yield Research in 2010. Prior to joining Goldman Sachs Asset Management, Peter was an Investment Associate in the High Yield Group at Putnam Investments and a member of the High Yield Research Group at Donaldson, Lufkin and Jenrette. Peter has a Bachelor of Arts in History and Economics from Union College and a Master of Business Administration in Finance from Columbia Business School. He is a CFA charter holder, a member of the New York Society of Security Analysts and holds the Series 7 and 63 registrations.

Statement of Additional Information

The table entitled Other Accounts Managed under Portfolio Managers is replaced with the following:

Portfolio Manager	Other Pooled Vehicles AUM ($ million)	Other Accounts AUM $ (million)	Number of Other Registered Investment Companies Managed	Other Registered Investment Companies AUM $ (million)
Christopher H. Brown	$0	$26.9	2	$2,122.2
Peter Schwab	$0	$0	0	$0
Nathan Moser	$0	$0	1	$202.1
Peter DiTeresa	$0	$0	0	$0
Shannon Zimmerman	$0	$0	0	$0

The table entitled Ownership of Securities under Portfolio Managers is replaced in its entirety with the following:

Portfolio Manager	Growth Portfolio	Growth and Income Portfolio	Balanced Portfolio	Income Portfolio
Christopher H. Brown	$0	$0	$0	$0
Peter Schwab	$0	$0	$0	$0
Nathan Moser	$0	$0	$0	$0
Peter DiTeresa	$10,001-$50,000	$0	$0	$0
Shannon Zimmerman	$0	$0	$0	$0

Effective October 26, 2015, the Prospectus for the Pax World Mutual Funds is amended, as follows:

The section entitled Contingent Deferred Sales Charges (Certain Class A Shares) is replaced in its entirety with the following:

Unless otherwise agreed with the Advisers, Class A shares that are part of a purchase of $1 million or more (other than by a qualified retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within 18 months of purchase. Please see the Funds' Statement of Additional Information for more information. Deferred sales charges will be based on the lower of the shares' original purchase price and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

The first paragraph in the section entitled How to Exchange Shares is replaced in its entirety with the following:

In General

A shareholder may exchange Institutional Class, Individual Investor Class or Class A shares of any Fund for shares of the same class of any other Pax World Fund, or Individual Investor Class shares of any Fund for Institutional Class shares of any other Pax World Fund; or Institutional Class shares of any Fund for Individual Investor Class shares of any other Pax World Fund, subject to the minimum investment requirements of such classes and to the frequent purchase and redemptions policies described below. A shareholder may also exchange Class A shares of any Fund for Individual Investor Class or Institutional Class shares of any other Pax World Fund that does not offer Class A shares, subject to the minimum investment requirements of such classes and to the frequent purchase and redemptions policies described below. In addition, an exchange generally will be treated as a redemption and purchase for tax purposes and any gain on such transaction may be subject to federal income tax, except that an exchange of shares between two classes of the same Pax World Fund generally is not a taxable exchange. Shares are exchanged on the basis of their respective net asset values, next determined after the transfer agent receives the exchange request in proper form.

The two paragraph Section entitled Pax World Money Market Account is deleted in its entirety.

Shareholders should retain this Supplement for future reference.